Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12. Share-Based Compensation

On April 30, 2015, the Company entered into a Non-qualified Stock Option Agreement with Sophie Pibouin, a director of the Company. The agreement granted options to purchase 128,000 shares of the Company prior to the expiration date of April 29, 2025 at an exercise price of $0.75. The options granted vested on a graded scale over a period of time through October 31, 2015. The unvested options will not be exercisable on or after the director’s termination of continuous service, as defined in the agreement.

On April 30, 2015, the Company entered into a Non-qualified Stock Option Agreement with Murray Gross, a director of the Company. The agreement granted options to purchase 640,000 shares of the Company prior to the expiration date of April 29, 2025 at an exercise price of $0.75. 400,000 of the options granted are immediately vested on the date of grant, and the remaining 240,000 options granted will vest upon the date at which the Company first reports two consecutive fiscal quarters with revenues of One Million Dollars ($1,000,000) each. The unvested options will not be exercisable on or after the director’s termination of continuous service, as defined in the agreement.

The weighted average estimated values of director stock option grants, as well as the weighted average assumptions that were used in calculating such values during the twelve months ended December 31, 2015, were based on estimates at the date of grant as follows:

Risk-free interest rate	1.43%
Weighted average expected term	5 years
Expected volatility	143.10%
Expected dividend yield	0.00%

A summary of stock option activity during the twelve months ended December 31, 2015 under our stock option agreements is as follows:

Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value
Outstanding at January 1, 2015	-
Granted	768,000	$0.75
Exercised	-
Forfeited and expired	-

Outstanding at December 31, 2015	768,000	$0.75	9 years	$115,200

Exercisable at December 31, 2015	528,000	$0.75	9 years	$79,200

The weighted-average grant date fair value of options granted during the twelve months ended December 31, 2015 was $0.81.

As of December 31, 2015, there was $195,000 of total unrecognized compensation costs related to stock options granted under our stock option agreements, which will be recognized upon satisfaction of the vesting contingency. The total fair value of stock options that vested during the twelve months ended December 31, 2015 was $430,000.

No stock options were exercised during the twelve months ended December 31, 2015.